INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Details of the Group’s intangible assets and their carrying amounts are as follows:

	Software	Development costs (a)	Dealership rights (b)	Total
	$	$	$	$
GROSS CARRYING AMOUNT
Balance at January 1, 2021	2,152,616	35,672,946	5,463,882	43,289,444
Additions, separately acquired	1,369,776	—	—	1,369,776
Additions, internally developed	698,381	38,758,535	—	39,456,916
Additions, borrowing costs (c)	—	31,850	—	31,850
Foreign currency translation adjustment	(3,485)	(184,329)	71,825	(115,989)
Balance at December 31, 2021	4,217,288	74,279,002	5,535,707	84,031,997

AMORTIZATION
Balance at January 1, 2021	539,821	658,780	—	1,198,601
Amortization	640,321	295,239	—	935,560
Foreign currency translation adjustment	(2,567)	573	—	(1,994)
Balance at December 31, 2021	1,177,575	954,592	—	2,132,167

Carrying amount December 31, 2021	3,039,713	73,324,410	5,535,707	81,899,830
9 - INTANGIBLE ASSETS (CONTINUED)

	Software	Development costs (a)	Dealership rights (b)	Total
	$	$	$	$
GROSS CARRYING AMOUNT
Balance at January 1, 2020	1,255,871	21,140,220	5,356,051	27,752,142
Additions, separately acquired	827,855	—	—	827,855
Additions, internally developed	—	12,788,264	—	12,788,264
Additions, borrowing costs (c)	—	612,962	—	612,962
Foreign currency translation adjustment	68,890	1,131,500	107,831	1,308,221
Balance at December 31, 2020	2,152,616	35,672,946	5,463,882	43,289,444

AMORTIZATION
Balance at January 1, 2020	196,388	475,120	—	671,508
Amortization	322,493	165,383	—	487,876
Foreign currency translation adjustment	20,940	18,277	—	39,217
Balance at December 31, 2020	539,821	658,780	—	1,198,601

Carrying amount December 31, 2020	1,612,795	35,014,166	5,463,882	42,090,843

a.Government assistance in the amount of $4,474,977 ($5,360,126 in 2020) was recognized during the year as a reduction of development costs, and includes subsidies received under the Canada Emergency Wage Subsidy program of nil for 2021 ($2,455,588 in 2020).
b.During the year ended December 31, 2019, in order to acquire dealership rights in certain territories in the United States, the Group entered into an agreement with a private company. Under the terms of this agreement, the Group must pay a buy-out of $1,000,000 and an earn-out amount, total of both payments are limited to $6,000,000. This agreement matures on the earlier of the following dates: when the maximum amount of $6,000,000 is fully paid or on May 7, 2022, even if the maximum amount is not reached. The buy-out and the earn-out are payable by a schedule based on the sales of specific types of buses, in specific regions and for amounts that are stated in the agreement. As of December 31, 2021, the Group paid an amount of $3,433,203 ($2,818,203 as of December 31, 2020) under the agreement.
9 - INTANGIBLE ASSETS (CONTINUED)
Upon initial recognition, the dealership rights were accounted for based on the financial liability model, whereby the fair value of all variable payments under the contract were recorded as the cost, with a corresponding liability within long-term debt (Note 11). The cost also includes $778,697 of directly attributable fees to acquire the dealership rights.

Dealership rights with an indefinite useful life are expected to provide economic benefits to the Group indefinitely as it allows the Group to sell to end customers in certain territories in the United States, conditional to yearly renewals of the dealer licenses. Management intends to renew its dealer licenses indefinitely.

c.The interest rates used to capitalize the borrowing costs vary between 2.35% and 27.5% in 2021 and 2020.

Amortization has been allocated as follows in the consolidated statements of loss :

	2021	2020	2019
	$	$	$
Cost of sales	295,239	165,383	116,307
Administrative expenses	640,321	322,493	133,351
	935,560	487,876	249,658